Construction Contracts	12 Months Ended
Dec. 31, 2023
Construction Contracts [Abstract]
Construction Contracts
20.	Construction Contracts

(1)	Changes in total contract amount in which revenue is not yet recognized for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021
		Beginning balance	Increase (decrease) (*)	Recognized as revenue	Ending balance

		In millions of won
Nuclear power plant construction in overseas and others	￦	3,152,725	386,208	(754,998)	2,783,935

(*)
For the year ended December 31, 2021, the increased balance of contracts from new orders is ￦458,635 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦72,427 million.

		2022
		Beginning balance	Increase (decrease) (*)	Recognized as revenue	Ending balance

		In millions of won
Nuclear power plant construction in overseas and others	￦	2,783,935	3,457,964	(646,953)	5,594,946

(*)
For the year ended December 31, 2022, the increased balance of contracts from new orders is ￦3,578,599 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦81,401 million.

		2023
		Beginning balance	Increase (decrease) (*)	Recognized as revenue	Ending balance

		In millions of won
Nuclear power plant construction in overseas and others	￦	5,594,946	986,049	(785,395)	5,795,600

(*)
For the year ended December 31, 2023, the increased balance of contracts from new orders is ￦1,029,165 million and the decreased balance of contracts due to changes in scope of construction work and foreign exchange impact is ￦43,116 million.

(2)	Accumulated earned revenue, expense and others related to the Company’s construction contracts in progress as of December 31, 2022 and 2023 are as follows:

		2022
		Accumulated earned revenue	Accumulated expense	Accumulated profit	Unearned advance receipts

		In millions of won
Nuclear power plant construction in overseas and others	￦	22,507,004	21,666,552	840,452	29,877

		2023
		Accumulated earned revenue	Accumulated expense	Accumulated profit	Unearned advance receipts

		In millions of won
Nuclear power plant construction in overseas and others	￦	22,996,785	22,382,628	614,157	74,253

(3)	Gross amount due from customers recognized as contract assets and due to customers recognized as contract liabilities for contract work as of December 31, 2022 and 2023 are as follows:

		2022		2023
		Contract assets (*1)	Contract liabilities (*2)	Contract assets (*1)	Contract liabilities (*2)

		In millions of won
Nuclear power plant construction in overseas and others	￦	118,983	120,952	183,204	270,789

(*1)
Included in trade and other receivables, net, in the consolidated statements of financial position. The balance of trade receivables from construction contracts are ￦85,757 million and ￦101,180 million, as of December 31, 2022 and 2023, respectively.

(*2)
Included in non-financial liabilities as advance received in the consolidated statements of financial position. The revenue recognized on December 31, 2023 from the amounts included in contract liabilities at the end of the prior year is ￦117,311 million.

Revenue recognized for the year ended December 31, 2023 from performance obligations satisfied in previous periods is ￦9,367 million.